UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period:11/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2008 (Unaudited)

DWS Global Thematic Fund

	Shares	Value ($)

Common Stocks 95.9%
Australia 0.5%
Australian Wealth Management Ltd. (Cost $17,240,971)	9,069,861	5,143,531
Austria 1.2%
Flughafen Wien AG (Cost $30,736,887)	294,300	11,567,257
Bermuda 1.4%
Lazard Ltd. "A" (Cost $15,240,465)	452,830	14,155,466
Brazil 5.3%
BM&F BOVESPA SA	1,967,500	4,398,891
Companhia de Bebidas das Americas (ADR) (Preferred) (a)	143,900	6,255,333

Companhia Vale do Rio Doce (ADR)	997,900	11,914,926
Petroleo Brasileiro SA (ADR)	689,700	14,442,318
Santos Brasil Participacoes SA (Unit)	2,532,300	9,344,483
SLC Agricola SA	1,133,500	5,555,673

(Cost $81,831,240)		51,911,624
Canada 2.6%
Canadian National Railway Co. (a)	280,800	9,889,776
Nexen, Inc.	1	20
Potash Corp. of Saskatchewan, Inc.	176,200	10,860,968
Viterra, Inc.*	740,200	4,610,532

(Cost $36,972,344)		25,361,296
Cayman Islands 1.5%
Fresh Del Monte Produce, Inc.* (Cost $16,970,603)	591,638	14,932,943
China 3.6%
Industrial & Commercial Bank of China Ltd. "H"	9,565,000	4,704,019
Ping An Insurance (Group) Co. of China, Ltd. "H"	5,693,500	21,550,214
Shanghai Electric Group Co., Ltd. "H"*	23,412,000	8,274,102
Sunshine Holdings Ltd.*	20,570,000	338,581

(Cost $57,154,576)		34,866,916
Cyprus 0.2%
Globaltrans Investment PLC (GDR) 144A* (Cost $9,396,028)	668,500	1,470,700
France 0.6%
Compagnie de Saint-Gobain (Cost $8,145,673)	137,946	5,553,500
Germany 6.0%
Axel Springer AG	99,199	5,676,892
Daimler AG (Registered)	154,700	4,885,897
Deutsche Post AG (Registered)	815,600	11,754,777
Deutsche Postbank AG (a)	262,500	5,401,656
Fraport AG	152,900	5,301,631
Hamburger Hafen und Logistik AG (Registered) (a)	241,668	7,180,244
Siemens AG (Registered)	110,300	6,649,930
Stada Arzneimittel AG (Registered)	421,100	11,483,325

(Cost $90,114,239)		58,334,352
Hong Kong 5.6%
Cheung Kong (Holdings) Ltd.	779,000	7,277,202
China Mobile Ltd.	851,500	7,805,728
China Mobile Ltd. (ADR)	116,600	5,343,778
China Water Affairs Group Ltd.*	15,868,700	1,865,463
CNOOC Ltd. (ADR) (a)	257,900	21,150,379
GOME Electrical Appliances Holdings Ltd. (b)	33,282,000	5,119,258
Hongkong & Shanghai Hotels Ltd.	8,786,728	6,430,294

(Cost $97,247,046)		54,992,102
India 1.9%
Bharti Airtel Ltd.* (Cost $27,782,867)	1,380,632	18,613,038
Indonesia 0.2%
PT Bumi Resources Tbk (Cost $17,613,804)	21,235,200	1,743,154
Israel 1.4%
Teva Pharmaceutical Industries Ltd. (ADR) (a) (Cost $13,115,091)	321,200	13,859,780

Italy 0.4%
Gemina SpA* (Cost $13,612,181)	8,065,192	3,768,685
Japan 4.6%
Central Japan Railway Co.	620	5,248,482
Mitsui Fudosan Co., Ltd.	1,188,000	18,519,445
Mizuho Financial Group, Inc. (a)	3,230	8,509,082
Toyota Motor Corp.	416,100	13,097,822

(Cost $57,575,332)		45,374,831
Kazakhstan 0.4%
Kazakhstan Kagazy PLC (GDR) 144A*	2,552,100	1,977,877
Steppe Cement Ltd.*	1,803,936	2,146,241

(Cost $22,667,964)		4,124,118
Korea 1.7%
Daesang Corp.	440,806	1,610,284
Samsung Electronics Co., Ltd.	24,976	8,261,208
Samsung Heavy Industries Co., Ltd.	475,400	6,621,949

(Cost $20,166,615)		16,493,441
Luxembourg 0.9%
Tenaris SA (ADR) (a) (Cost $18,778,778)	401,400	8,441,442
Malaysia 0.6%
AMMB Holdings Bhd. (Cost $9,138,819)	10,914,700	6,217,071
Mexico 4.9%
America Movil SAB de CV "L" (ADR)	852,363	25,570,890
Grupo Aeroportuario del Pacifico SA de CV "B" (ADR) (a)	523,200	11,615,040
Grupo Financiero Banorte SAB de CV "O"	3,418,000	5,524,812
Grupo Televisa SA (ADR)	338,600	5,031,596

(Cost $62,357,909)		47,742,338
Netherlands 2.0%
QIAGEN NV* (a) (Cost $20,834,420)	1,229,000	19,508,618
Russia 2.2%
Far Eastern Shipping Co.*	9,976,000	3,990,400
Gazprom (ADR) (c)	566,026	9,938,938
Gazprom (ADR) (c)	48,650	841,645
Novorossiysk Sea Trade Port (GDR) 144A*	557,250	2,786,250
Vimpel-Communications (ADR)	427,000	4,056,500

(Cost $36,601,284)		21,613,733
Singapore 0.2%
Food Empire Holdings Ltd. (Cost $5,957,624)	11,289,600	2,384,704
Sweden 0.1%
Autoliv, Inc. (Cost $1,539,990)	74,200	1,416,478
Switzerland 5.6%
Julius Baer Holding AG (Registered)	229,230	7,573,825
Nestle SA (Registered)	324,990	11,757,177
Roche Holding AG (Genusschein)	198,847	27,961,527
Swiss Re (Registered)	176,548	7,272,830

(Cost $60,507,398)		54,565,359

Taiwan 0.7%
MediaTek, Inc. (Cost $10,690,393)	992,000	6,610,848
Thailand 0.3%
Seamico Securities PCL (Foreign Registered)	27,674,900	1,232,770
Siam City Bank PCL (Foreign Registered)*	8,313,900	1,336,037

(Cost $7,265,084)		2,568,807
United Kingdom 5.0%
Aberdeen Asset Management PLC	5,454,775	7,603,627
Anglo American PLC	353,073	8,412,290
Cadbury PLC	313,058	2,658,575
G4S PLC	7,230,327	22,724,496
GlaxoSmithKline PLC	453,216	7,866,030

(Cost $68,315,770)		49,265,018
United States 34.3%
AGCO Corp.*	363,500	8,949,370
Altria Group, Inc.	871,900	14,020,152
Anadarko Petroleum Corp. (a)	137,100	5,627,955
Apache Corp.	67,500	5,217,750
Berkshire Hathaway, Inc. "A"*	52	5,408,000
Campbell Soup Co.	173,800	5,570,290
CSX Corp.	190,700	7,101,668
CVS Caremark Corp.	672,000	19,440,960
Expedia, Inc.*	462,200	3,882,480
ExxonMobil Corp.	308,800	24,750,320
General Mills, Inc.	184,000	11,623,280
Google, Inc. "A"*	33,200	9,726,272
Intrepid Potash, Inc.* (a)	216,200	4,151,040
Johnson & Johnson	152,400	8,927,592
Mattel, Inc.	945,514	12,925,176
McCormick & Co., Inc.	121,700	3,623,009
Microsoft Corp.	1,212,800	24,522,816
Monsanto Co.	113,700	9,005,040
Monster Worldwide, Inc.*	496,400	5,693,708
Mylan, Inc.* (a)	2,300,900	21,651,469
National-Oilwell Varco, Inc.*	226,500	6,407,685
Oracle Corp.*	629,900	10,135,091
Owens-Illinois, Inc.*	834,500	16,873,590
Pfizer, Inc.	1,820,100	29,904,243
Philip Morris International, Inc.	153,200	6,458,912
Stryker Corp. (a)	332,500	12,940,900
The J.M. Smucker Co.	67,100	3,044,327
Union Pacific Corp.	159,600	7,986,384
Wal-Mart Stores, Inc.	251,000	14,025,880
XTO Energy, Inc.	146,700	5,609,808
Yahoo!, Inc.*	898,800	10,345,188

(Cost $402,014,673)		335,550,355

Total Common Stocks (Cost $1,337,586,068)		938,151,505
Preferred Stock 0.5%
Germany
Porsche Automobil Holding SE (Cost $5,216,816)	75,554	4,897,820

Participatory Note 0.6%
United States
Merrill Lynch Frontier Index Trust (issuer Merrill Lynch International & Co.), Expiration Date 2/27/2009 (Cost $14,506,821)	141,800	6,158,374
	Principal Amount ($)	Value ($)

Other Investments 0.0%
Brazil
Companhia Vale do Rio Doce* (Cost $0)	389,000	349,576
	Shares	Value ($)

Exchange Traded Fund 2.6%
United States
iShares Nasdaq Biotechnology Index Fund (a) (Cost $28,536,416)	388,300	25,352,107
Call Options Purchased 0.1%
United States
General Electric Co., Expiration Date 1/16/2010, Strike Price $30.0 (Cost $2,962,120)	7,100	362,100
Securities Lending Collateral 15.4%
Daily Assets Fund Institutional, 2.31% (d) (e) (Cost $150,355,269)	150,355,269	150,355,269
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,539,163,510) †	115.1	1,125,626,751
Other Assets and Liabilities, Net (a)	(15.1)	(147,408,183)

Net Assets	100.0	978,218,568

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $1,586,890,440. At November 30, 2008, net unrealized depreciation for all securities based on tax cost was $461,263,689. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,870,218 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $476,133,907.

(a)

All or a portion of these securities were on loan amounting to $135,354,510. In addition, included in other assets and liabilities, net is a pending sale, amounting to $11,650,866, that is also on loan. The value of all securities loaned at November 30, 2008 amounted to $147,005,376 which is 15.0% of net assets.

(b)	Security is listed in country of domicile. Significant business activities of company are in China.
(c)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

At November 30, 2008, the DWS Global Thematic Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common, Preferred Stocks, Participatory Note, and Options
Industrials	169,993,306	17.9%
Health Care	154,103,484	16.2%
Financials	132,167,059	13.9%
Consumer Staples	127,572,031	13.4%
Energy	104,171,414	11.0%
Information Technology	69,601,423	7.3%
Materials	65,341,972	6.9%
Consumer Discretionary	63,363,713	6.7%
Telecommunication Services	61,389,934	6.5%
Utilities	1,865,463	0.2%
Total	949,569,799	100.0%

Fair Value Measurements

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 734,459,471
Level 2	390,817,704
Level 3	349,576
Total	$ 1,125,626,751

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at November 30, 2008:

Investments in Securities
Balance as of September 1, 2008	$ 509,372
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(159,796)
Amortization Premium/Discount	-
Net purchases (sales)	-
Net transfers in (out) of Level 3	-
Balance as of November 30, 2008	$ 349,576

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                                DWS Global Thematic Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 14, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        January 14, 2009